Subsequent Events (Details Textual) (USD $)	2 Months Ended	9 Months Ended			12 Months Ended			0 Months Ended
	Mar. 04, 2014	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013 property	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2014	Nov. 05, 2014	Oct. 15, 2014	Jan. 24, 2014 property	Jan. 07, 2014	Jan. 14, 2014	Jan. 16, 2014	Feb. 28, 2014	Oct. 01, 2014
Subsequent Events (Textual) [Abstract]
Number of shares issued	28,100,000
Gross proceeds from issuance of common stock	$ 287,800,000	$ 776,611,000			$ 365,650,196	$ 74,442,100	$ 37,385,365
Balance of loan		624,308,000			496,033,809
Number of rented properties serve as collateral					8
Proceeds from Issuance of Common Stock		698,113,000		150,117,000	326,979,103	65,228,697	32,581,944
AIG Loan
Subsequent Events (Textual) [Abstract]
Interest rate for the term of the loan		4.96%	[1]					4.96%			4.96%
Term of loan								15 years
Balance of loan								110,640,000			110,640,000
Number of rented properties serve as collateral								5			5
Periodic payment period on interest								3 years
Will Partners | World Kitchen LLC
Subsequent Events (Textual) [Abstract]
Lease Termination Fee								7,125,000			7,125,000
Restoration fee amount								500,000			500,000
Unamortized In-Place Lease Valuation Write Off		900,000
Will Partners | World Kitchen LLC | Key Bank Credit Facility
Subsequent Events (Textual) [Abstract]
Interest rate for the term of the loan								5.50%			5.50%
Term of loan								5 years 6 months
Subsequent Event
Subsequent Events (Textual) [Abstract]
Number of shares issued									2,660,446
Future minimum rent lost, 2014								2,300,000			2,300,000
Future minimum rent lost, 2015								2,300,000			2,300,000
Future minimum rent lost, 2016								2,400,000			2,400,000
Future minimum rent lost, 2017								2,500,000			2,500,000
Future minimum rent lost, 2018								2,500,000			2,500,000
Future minimum rent lost, Thereafter								3,100,000			3,100,000
Proceeds from Issuance of Common Stock									26,000,000
Advisory Agreement With Related Party										6.00%
Advisor Share Of Distribution Level 1										5.00%
Advisor Share Of Distribution Level 2										10.00%
Advisor Share Of Distribution Level 3										15.00%
Subsequent Event | AIG Loan
Subsequent Events (Textual) [Abstract]
Interest rate for the term of the loan								4.96%			4.96%
Term of loan											15 years
Balance of loan								110,640,000			110,640,000
Number of rented properties serve as collateral								5			5
Periodic payment period on interest											3 years
Subsequent Event | Caterpiller Property
Subsequent Events (Textual) [Abstract]
Remaining Terms of the Lease												5 years
Aggregate purchase price of acquired properties												57,000,000
Credit Facility with the KeyBank												56,900,000
Subsequent Event | DigitalGlobe Property
Subsequent Events (Textual) [Abstract]
Remaining Terms of the Lease													15 years
Aggregate purchase price of acquired properties													92,000,000
Subsequent Event | Waste Management Property
Subsequent Events (Textual) [Abstract]
Remaining Terms of the Lease														10 years
Aggregate purchase price of acquired properties														22,800,000
Subsequent Event | BT Infonet Property
Subsequent Events (Textual) [Abstract]
Remaining Terms of the Lease															8 years
Aggregate purchase price of acquired properties															52,700,000
Subsequent Event | Will Partners | World Kitchen LLC
Subsequent Events (Textual) [Abstract]
Lease Termination Fee								7,125,000			7,125,000
Restoration fee amount								500,000			500,000
Unamortized In-Place Lease Valuation Write Off								900,000			900,000
Subsequent Event | Will Partners | World Kitchen LLC | Key Bank Credit Facility
Subsequent Events (Textual) [Abstract]
Interest rate for the term of the loan								5.50%			5.50%
Term of loan											5 years 6 months
Subsequent Event | Equifax II Property [Member]
Subsequent Events (Textual) [Abstract]
Lessor Leasing Arrangements, Operating Leases, Term of Contract																10 years
Business Combination, Consideration Transferred																$ 13,900,000

[1]	The weighted average interest rate as of September 30, 2014 was approximately 3.3% for the Company’s fixed-rate and variable-rate debt combined and 5.0% for the Company’s fixed-rate debt only.